Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INSTITUTIONAL TRUST
CIK	dei_EntityCentralIndexKey	0000925723
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 27, 2021
Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2021
Prospectus Date	rr_ProspectusDate	Oct. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Short-Intermediate Total Return Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGCAX
Federated Hermes Short-Intermediate Total Return Bond Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGCIX
Federated Hermes Short-Intermediate Total Return Bond Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGCSX
Federated Hermes Short-Intermediate Total Return Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRBRX